NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2021
Disclosure Of Nature Of Operations And Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1.    NATURE OF OPERATIONS AND GOING CONCERN

Lion Copper and Gold Corp. (together with its subsidiaries, "Lion CG" or the "Company") is a copper exploration and development company working on its mineral properties located in Nevada, Alaska and Montana in the United States and British Columbia, Canada. The Company is incorporated in British Columbia, Canada. Its registered and records offices are located at 1200 - 750 West Pender Street, Vancouver, British Columbia, Canada, V6C 2T8. On November 22, 2021, the Company changed its name from Quaterra Resources Inc. to Lion Copper and Gold Corp. The shares of the Company commenced trading under the new name at the open of trading on November 23, 2021. The Company's common shares are listed on the TSX Venture Exchange ("TSXV") under the symbol "LEO". and trade on the OTCQB Market under the symbol "LCGMF".

The Company acquires its mineral properties through option or lease agreements and capitalizes all acquisition, exploration and evaluation costs related to the properties. The underlying value of the amounts recorded as mineral properties does not reflect current or future values. The Company's continued existence depends on discovering the economically recoverable mineral reserves and obtaining the necessary funding to complete the development of these properties.

These consolidated financial statements are prepared on a going concern basis, which contemplates that the Company will be able to meet its commitments, continue operations and realize its assets and discharge its liabilities in the normal course of business for at least twelve months from December 31, 2021. The Company has incurred ongoing losses and expects to incur further losses in the advancement of its business activities. For the year ended December 31, 2021, the Company incurred a net loss of $3,024 and used cash in operating activities of $2,078. As at December 31, 2021, the Company had cash and cash equivalents of $842, working capital deficit of $522 and an accumulated deficit of $94,636.

The Company continues to incur losses, has limited financial resources and has no current source of revenue or cash flow generated from operating activities. To address its financing requirements, the Company plans to seek financing through, but not limited to, debt financing, equity financing and strategic alliances. However, there is no assurance that such financing will be available. If adequate financing is not available or cannot be obtained on a timely basis, the Company may be required to delay, reduce the scope of or eliminate one or more of its exploration programs or relinquish some or all of its rights under the existing option and acquisition agreements. The above factors give rise to material uncertainties that may cast significant doubt on the Company's ability to continue as a going concern.

If the going concern assumptions were not appropriate for these consolidated financial statements, then adjustments would be necessary to the carrying values of assets, liabilities, the reported expenses and the consolidated statement of financial position classifications used. Such adjustments could be material.